Stock-based compensation - Stock Options Outstanding (Details) - Stock options $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares
Stock-based compensation
Non-exercisable, Options | shares	591,097
Non-exercisable, Intrinsic value	$ 948
Exercisable, Options | shares	972,370	1,507,172
Exercisable, Intrinsic value	$ 1,863
Closing market share price | $ / shares	$ 15.04
Total unrecognized compensation cost relating to stock options	$ 300	$ 2,200
Unrecognized compensation expected to recognize over a weighted average period (in years)	1 year 2 months 12 days
Exercise Price USD 13.00
Stock-based compensation
Exercise price | $ / shares	$ 13
Non-exercisable, Options | shares	237,273
Non-exercisable, Years till fully vested (years)	2 months 12 days
Non-exercisable, Intrinsic value	$ 484
Exercisable, Options | shares	807,229
Exercisable, Intrinsic value	$ 1,647
Exercise Price USD 13.73
Stock-based compensation
Exercise price | $ / shares	$ 13.73
Non-exercisable, Options | shares	353,824
Non-exercisable, Years till fully vested (years)	1 year 2 months 12 days
Non-exercisable, Intrinsic value	$ 464
Exercisable, Options | shares	165,141
Exercisable, Intrinsic value	$ 216